Balance Sheets Details - Additional Information (Detail) $ in Millions	1 Months Ended
Nov. 30, 2020 USD ($)
Accrued payroll taxes	$ 0.3
Maximum [Member]
Effective income tax rate reconciliation, tax settlement, percent	52.00%
Minimum [Member]
Effective income tax rate reconciliation, tax settlement, percent	48.00%